History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Parenthetical) (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
History and reorganization of the group [Abstract]
Support to consolidated structured entities	¥ 10,191	¥ 10,795